Stock Options (Details Narrative)	12 Months Ended
Aug. 31, 2016 USD ($) $ / shares shares
Stock option available for grant shares	3,216,665
Stock option exercise	556,667
Closing stock option exercise price | $ / shares	$ 2.92
Stock option outstanding	605,000
Stock based compensation unrecognized | $	$ 145,716
Expected period for recognition	2 years 3 months
Common stock, shares issued during period	282,106
Aggregate intrinsic value of options | $	$ 1,237,333
2006 Incentive Stock Option Plan [Member]
Stock option approved	5,000,000
Stock option available for grant shares	3,216,665
Stock option exercise	883,334